Mineral Properties (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended
	Sep. 16, 2021	Apr. 29, 2021	Sep. 30, 2021
Initial amount paid on signing LOI			$ 50,000
Common shares issued, shares			200,000
Fish Lake Property [Member] | Altura [Member]
Ownership percentage		60.00%
Amount paid for acquisition		$ 675,000
Common stock issued, amount		500,000
Expenditure in exploration		$ 2,000,000
Exploration expenditure term		4 years
Initial amount paid on signing LOI		$ 50,000
Agreement entering date		Jul. 31, 2021
Due deligence date of agreement		Aug. 31, 2021
San Emidio [Member] | Surge Battery Metals [Member]
Ownership percentage	80.00%
Expenditure in exploration	$ 1,000,000
Initial amount paid on signing LOI	$ 50,000
Joint venture description	Optionee will be deemed to have earned an undivided 80% interest in the property, and a Joint Venture will before. Should either party not contribute once the JV commences their interest will be diluted until such point that should they eventually own less than 10% their interest will revert to a 2.5% Net Smelter Revenue
Common shares issued, shares	200,000
San Emidio [Member] | Surge Battery Metals [Member] | Closing Date [Member]
Amount paid for acquisition	$ 50,000
Common shares issued, shares	200,000
San Emidio [Member] | Surge Battery Metals [Member] | Second Anniversary [Member]
Amount paid for acquisition	$ 70,000
Common stock issued, amount	30,000
Expenditure in exploration	250,000
San Emidio [Member] | Surge Battery Metals [Member] | First Anniversary [Member]
Amount paid for acquisition	70,000
Common stock issued, amount	30,000
Expenditure in exploration	100,000
San Emidio [Member] | Surge Battery Metals [Member] | Third Anniversary [Member]
Amount paid for acquisition	70,000
Common stock issued, amount	50,000
Expenditure in exploration	450,000
San Emidio [Member] | Surge Battery Metals [Member] | Fourth Anniversary [Member]
Amount paid for acquisition	70,000
Common stock issued, amount	70,000
Expenditure in exploration	700,000
San Emidio [Member] | Surge Battery Metals [Member] | Fifth Anniversary [Member]
Amount paid for acquisition	70,000
Common stock issued, amount	90,000
Expenditure in exploration	$ 1,000,000